Right of use assets & lease liabilities - Lease liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Right of use assets & lease liabilities
Current lease liability	€ 52.5	€ 75.0
Non-current lease liability	130.6	170.9
Total lease liabilities at end of year	€ 183.1	€ 245.9	€ 140.4